Taxes - Deferred Tax Related to OCI (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income taxes [Line Items]
Total deferred tax loss related to AOCI	$ 22,730	$ 18,219	$ 20,227	$ 20,067
Accumulated other comprehensive income
Disclosure of income taxes [Line Items]
Total deferred tax loss related to AOCI	503	1,839
Accumulated other comprehensive income | Unrealized gain on derivative financial instruments
Disclosure of income taxes [Line Items]
Total deferred tax loss related to AOCI	90	1,125
Accumulated other comprehensive income | Remeasurements of the net defined benefit liability
Disclosure of income taxes [Line Items]
Total deferred tax loss related to AOCI	(988)	(620)
Accumulated other comprehensive income | Exchange differences on translation of foreign operations
Disclosure of income taxes [Line Items]
Total deferred tax loss related to AOCI	0	(67)
Accumulated other comprehensive income | Gain on hedge of net investments in foreign operations
Disclosure of income taxes [Line Items]
Total deferred tax loss related to AOCI	$ 1,401	$ 1,401